Financial Assets and Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025		Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 34,819		€ 29,243
Other receivables	464		428
Loans to employees Non-current	180		180
Trade and other financial receivables Non-current	180		180
Trade And Other Financial Receivables Current, Total	35,283		29,671
Guarantee deposit	1,097		1,170
Other non-current financial assets, Total	1,097		1,170
Guarantee deposit	164		209
Financial investments	4,914		25,901
Other current financial assets, Total	5,078	[1]	26,110
Total Non-current	1,277	[1]	1,350
Total Current	€ 40,361		€ 55,781

[1]	Unaudited